EMPLOYEE BENEFIT PLANS (Details 10) $ in Millions	Dec. 31, 2017 COP ($)
Pension Benefits [Member] | 2018
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	$ 12,604
Pension Benefits [Member] | 2019
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	12,672
Pension Benefits [Member] | 2020
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	12,698
Pension Benefits [Member] | 2021
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	12,649
Pension Benefits [Member] | 2022
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	12,507
Pension Benefits [Member] | 2023 to 2027
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	58,148
Other Benefits [Member] | 2018
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	58,550
Other Benefits [Member] | 2019
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	55,384
Other Benefits [Member] | 2020
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	55,847
Other Benefits [Member] | 2021
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	65,396
Other Benefits [Member] | 2022
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	72,098
Other Benefits [Member] | 2023 to 2027
Disclosure of employee benefit plans [Line Items]
Actuarial present value of promised retirement benefits	$ 357,577